Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Tangible and intangible assets
Schedule of reconciliation of changes in tangible and intangible assets.

Skr mn	Dec 31, 2021	Dec 31, 2020	Dec 31, 2019
Net book value
Tangible assets	40	22	28
Right-of-use assets	152	25	50
Intangible assets[1]	139	98	56
Total net book value	331	145	134
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-80	-51	-57